Consolidated Statements of Cash Flows (CAD)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash provided by (used in): Operating activities
Comprehensive income (loss) for the year	(5,341,561)	2,062,728	(3,584,601)
Items not affecting cash:
Stock-based compensation expense	492,000	265,000	344,800
Amortization of property and equipment	85,484	125,015	160,478
Increase (decrease) in fair value of US$ Warrants	1,371,500	(168,143)
Accretion of asset retirement obligation	3,960	3,860	3,509
Asset retirement obligations paid	(1,213)
Total non-cash items	1,951,731	225,732	508,787
Total before working capital changes	(3,389,830)	2,288,460	(3,075,814)
Change in non-cash working capital balances [note 14]	2,614,872	(1,495,468)	1,319,299
Net cash generated by (used in) operating activities	(774,958)	792,992	(1,756,515)
Financing activities
Issue of common shares and warrants, net of issue costs		2,886,024	1,487,827
Proceeds from exercise of warrants	1,064,222	278,760	420,000
Proceeds from exercise of stock options	13,234	47,250	18,900
Repayment of capital lease obligation		(8,591)	(10,246)
Net cash generated by financing activities	1,077,456	3,203,443	1,916,481
Investing activities
Purchase of property and equipment	(20,463)	(48,553)	(38,975)
Decrease (increase) in restricted cash	379,448	(359,234)	27,721
Decrease (increase) in short term investments	(2,394,450)	(45,000)	895,651
Net cash generated by (used in) investing activities	(2,035,465)	(452,787)	884,397
Net cash inflow (outflow)	(1,732,967)	3,543,648	1,044,363
Cash and cash equivalents, beginning of the year	5,052,594	1,508,946	464,583
Cash and cash equivalents, end of the year	3,319,627	5,052,594	1,508,946
Supplemental information:
Cash interest paid (received), net	(25,455)	2,744	(16,353)
Cash taxes paid	399,546	426,421